TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Tax contingencies (Details) - Tax contingencies R$ in Thousands	Dec. 31, 2018 BRL (R$) claim item	Nov. 27, 2018 BRL (R$)	Sep. 18, 2018 BRL (R$)	Sep. 17, 2018 BRL (R$)	Sep. 12, 2018 BRL (R$)	Sep. 03, 2018 BRL (R$)	Aug. 31, 2018 BRL (R$)	Aug. 28, 2018 BRL (R$)	Jul. 06, 2018 BRL (R$)	May 25, 2017 BRL (R$)
IPI credit on inputs
Contingencies
Estimated financial effect of contingent liabilities	R$ 341,659
Non-approval of compensation of credits on inputs
Contingencies
Estimated financial effect of contingent liabilities	968,047
Social security contributions
Contingencies
Estimated financial effect of contingent liabilities	88,374
Other Taxes
Contingencies
Estimated financial effect of contingent liabilities	641,782
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Credit rights and rate differences
Contingencies
Estimated financial effect of contingent liabilities	613,642
Gerdau Acos Longos S.A. and Gerdau Acominas S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities	R$ 5,128,470
Number of proceedings | claim	4
Gerdau Acos Longos S.A. | Withholding Income Tax
Contingencies
Estimated financial effect of contingent liabilities	R$ 410,893
Number of proceedings | item	3
Gerdau Acos Longos S.A. | Withholding Income Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities							R$ 152,885	R$ 132,643
Gerdau Acos Longos S.A. | Withholding Income Tax | Voluntary Appeal Dismissed
Contingencies
Estimated financial effect of contingent liabilities						R$ 125,365
Gerdau Acos Longos S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities		R$ 522,731	R$ 629,753
Gerdau Acos Longos S.A. | Goodwill Deductibility | Special appeal filed
Contingencies
Estimated financial effect of contingent liabilities	R$ 297,033								R$ 255,531
Gerdau Internacional Empreendimentos Ltda. and Gerdau Acos Especiais S.A | Corporate Income Tax and Social Contribution Tax
Contingencies
Estimated financial effect of contingent liabilities	1,200,672
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax
Contingencies
Estimated financial effect of contingent liabilities	R$ 1,023,337
Number of proceedings | claim	2
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Pending
Contingencies
Estimated financial effect of contingent liabilities	R$ 988,819
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Voluntary Appeal Partially Granted
Contingencies
Estimated financial effect of contingent liabilities										R$ 372,213
Remaining tax Contingency liability from a notice	34,518
Gerdau Internacional Empreendimentos Ltda | Corporate Income Tax and Social Contribution Tax | Special appeal filed
Contingencies
Estimated financial effect of contingent liabilities	177,335
Gerdau Acominas S.A., Gerdau Acos Longos S.A., and Gerdau Acos Especiais S.A. | Goodwill Deductibility | Administrative collection
Contingencies
Estimated financial effect of contingent liabilities	R$ 7,062,878
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Pending
Contingencies
Estimated financial effect of contingent liabilities				R$ 100,686
Gerdau Acos Especiais S.A. | Goodwill Deductibility | Special appeal filed
Contingencies
Estimated financial effect of contingent liabilities					R$ 128,404